NOTE 11. COMMITMENT AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Rent Expense	$ 118,355	$ 42,434